Shareholder Report, Line Graph (Details) 190954_AAM Transformers ETF_TF_TSR SemiAnnual {TF} - USD ($)						6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Jul. 11, 2022	Apr. 30, 2026
AAM Transformers ETF
Account Value [Line Items]
Line Graph and Table Measure Name						AAM Transformers ETF NAV
Accumulated Value	$ 21,197	$ 14,626	$ 10,537	$ 9,380	$ 10,000	$ 22,789
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	18,635	15,344	11,117	10,093	10,000	$ 19,758
Pence Transformers Index Net Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Pence Transformers Index Net Total Return
Accumulated Value	$ 21,536	$ 14,795	$ 10,605	$ 9,396	$ 10,000	$ 23,192